Interest Rates and Maturities of Debentures (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
Mar. 31, 2011
Debt Instrument [Line Items]
Debentures	¥ 740,933
Five-year coupon debentures
Debt Instrument [Line Items]
Maturities, lower range	Apr.2011
Maturities, upper range	Apr.2016
Debentures	¥ 740,933
Minimum | Five-year coupon debentures
Debt Instrument [Line Items]
Interest rates	0.06%
Maximum | Five-year coupon debentures
Debt Instrument [Line Items]
Interest rates	0.66%